SHARE-BASED COMPENSATION - Restricted stock units (Details)		12 Months Ended
	Oct. 26, 2022	Dec. 31, 2025 tranche
Share based compensation [Line Items]
Award vesting period		3 years
Restricted stock units
Share based compensation [Line Items]
Number of vesting tranches		4
Award vesting period		4 years
Restricted stock units | Tranche One
Share based compensation [Line Items]
Vesting percentage	0.25
Award vesting period	12 months
Restricted stock units | Tranche Two
Share based compensation [Line Items]
Vesting percentage	0.25
Award vesting period	2 years
Restricted stock units | Tranche Three
Share based compensation [Line Items]
Vesting percentage	0.25
Award vesting period	3 years
Restricted stock units | Tranche Four
Share based compensation [Line Items]
Vesting percentage	0.25
Award vesting period	4 years